General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General And Administrative Expenses
Schedule of General and Administrative Expenses
	Year ended December 31
	2019	2018

Salaries and related expenses	$325,879	$190,207
Stock-based compensation (Note 10B5, Note 10B7 and Note 11)	602,541	35,595
Communication and investor relations	106,886	230,194
Professional fees	943,175	269,980
Insurance and other expenses	114,164	193,718
	$2,092,645	$919,694